SUMMARY OF OPERATING LOSS CARRYFORWARDS (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	¥ 678,973
Operating Loss Carry Forwards Expiring 2025 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	7,354
Operating Loss Carry Forwards Expiring 2026 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	23,189
Operating Loss Carry Forwards Expiring 2027 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	72,478
Operating Loss Carry Forwards Expiring 2028 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	104,061
Operating Loss Carry Forwards Expiring 2029 and Onwards [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	¥ 471,891